Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 98,601,220	$ 86,306,954
Investments at contract value	7,100,468	7,763,143
Notes receivable from participants	2,280,940	2,105,440
Net assets available for benefits	107,982,628	96,175,537
Mutual funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	79,437,396	67,529,546
Common stock of City Holding Company
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 19,163,824	$ 18,777,408